Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income tax expense benefits [line items]
Australian prima facie tax rate	30.00%	30.00%	30.00%
US tax reform [member]
Income tax expense benefits [line items]
Repatriation tax			$ 797
Previously unrecognised tax credits			$ 603